Supplementary Cash Flow Information	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

16. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Three months ended March 31,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$165,596	$124,210
Cash paid for income taxes (1)	$59,708	$12,875
Cash inflow for income taxes from stock option exercises	$522	$583

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(69,485)	$(2,345,375)
Liabilities assumed	3,334	299,947
Noncontrolling interest subject to put provisions	6,294	53,900
Noncontrolling interest	4,527	130,000
Obligations assumed in connection with acquisition	3,690	652
Cash paid	(51,640)	(1,860,876)
Less cash acquired	2,530	159,277
Net cash paid for acquisitions	(49,110)	(1,701,599)
Cash paid for investments	(22,185)	-
Cash paid for intangible assets	(919)	(1,203)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(72,214)	$(1,702,802)

(1) Net of tax refund.